CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net earned premium	$ 2,293.3	$ 2,214.7	$ 2,306.6
Net investment income	197.3	198.2	189.0
Realized and unrealized investment gains	97.1	110.0	148.9
Other income	4.9	9.0	8.9
Total revenues	2,592.6	2,531.9	2,653.4
Expenses
Losses and loss adjustment expenses	1,679.7	1,573.0	1,994.7
Amortization of deferred policy acquisition costs	412.7	371.6	400.5
General, administrative and corporate expenses	521.6	491.7	502.2
Interest on long-term debt	20.2	25.9	29.5
Change in fair value of derivatives	144.2	31.8	(27.7)
Change in fair value of loan notes issued by variable interest entities	3.1	4.4	(21.2)
Realized and unrealized investment losses	10.9	174.7	28.4
Realized loss on debt extinguishment	5.5	8.6	0.0
Net realized and unrealized foreign exchange losses	11.8	3.5	23.9
Other expenses	1.7	2.7	4.9
Total expenses	2,811.4	2,687.9	2,935.2
(Loss) from operations before income tax	(218.8)	(156.0)	(281.8)
Income tax (expense)/benefit	(22.9)	10.2	15.4
Net (loss)	(241.7)	(145.8)	(266.4)
Amount attributable to non-controlling interest	1.2	(1.0)	(1.3)
Net (loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	(240.5)	(146.8)	(267.7)
Available for sale investments:
Reclassification adjustment for net realized (losses)/gains on investments included in net income	(6.8)	5.2	(4.0)
Change in net unrealized gains/(losses) on available for sale securities held	171.7	(86.5)	(10.8)
Net change from current period hedged transactions	4.8	(2.1)	3.0
Change in foreign currency translation adjustment	(28.0)	21.5	(56.4)
Other comprehensive income/(loss), gross of tax	141.7	(61.9)	(68.2)
Income tax thereon:
Reclassification adjustment for net realized losses on investments included in net income	0.0	(0.7)	0.4
Change in net unrealized gains on available for sale securities held	(13.6)	5.5	1.6
Net change from current period hedged transactions	(0.8)	0.3	(0.4)
Change in foreign currency translation adjustment	3.2	(9.2)	15.8
Total income tax on other comprehensive income/(loss)	(11.2)	(4.1)	17.4
Other comprehensive (loss)/income, net of tax	130.5	(66.0)	(50.8)
Total comprehensive (loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	$ (110.0)	$ (212.8)	$ (318.5)